Retirement Benefits - Additional Information (Detail) (AUD)	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2013	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employer's contribution to standard defined contribution superannuation funds on behalf of all employees	9.50%	9.00%		9.25%
Employer's contribution under defined contributions superannuation funds			821,365		901,589	879,552